SHARE-BASED COMPENSATION EXPENSES	12 Months Ended
Jun. 30, 2020
SHARE-BASED COMPENSATION EXPENSES
SHARE-BASED COMPENSATION EXPENSES
NOTE 17 -     SHARE-BASED COMPENSATION EXPENSES
On May 14, 2015, the Board of Directors approved the 2015 Equity Incentive Plan (the “2015 Equity Plan”). The 2015 Equity Plan provided for 5,000,000 ordinary shares, and it will terminate ten years following the date that it was adopted by the Board of Directors. The purpose of the 2015 Equity Plan is used to promote the long-term growth and profitability of the Company and its affiliates by stimulating the efforts of employees, directors and consultants of the Company and its affiliates who are selected to be participants, aligning the long-term interests of participants with those of shareholders, heightening the desire of participants to continue in working toward and contributing to the success of the Company, attracting and retaining the best available personnel for positions of substantial responsibility, and generally providing additional incentive for them to promote the success of the Company’s business through the grant of awards of or pertaining to the Company’s ordinary shares. The 2015 Equity Plan permits the grant of incentive share options, non-statutory share options, restricted shares, restricted share units, share appreciation rights, performance units and performance shares as the Company may determine.
Performance options
Performance options granted in 2015 (“2015 Performance Options”)
On May 14, 2015, certain employees of the Company were granted share-based compensation awards totaling 1,740,000 performance share options to purchase ordinary shares according to the terms of the 2015 Equity Plan. The exercise price of these options is $22.25 per share. The exercise price of the option will be adjusted in the event dividends are paid by the Company.
On the 24, 36, 48 month anniversary of the grant date, 30%, 30%, 40% of 1,160,000 performance share options will vest if the Company’s annual growth rate of
Non-GAAP
diluted EPS for fiscal years 2015, 2016 and 2017 equals or exceeds 15% per annum. On the 48 month anniversary of the grant date, 50% of the remaining 580,000 options will vest if the Company’s CAGR of
Non-GAAP
diluted EPS for fiscal years 2015 to 2017 equals or exceeds 20%, and another 50% of the 580,000 performance options will vest if the
 Company’s CAGR of
Non-GAAP
diluted EPS for fiscal years 2015 to 2017 equals or exceeds 25%.
Moreover, for option grantees who are responsible for individual businesses, they have to meet the following additional criteria in each year, from fiscal years 2015 to 2017, to exercise the options in that particular year. The annual revenue growth rate compared to the prior fiscal year must equal to or exceed 15%, 5%, 15% and 50% respectively for industrial automation (“IA”), rail transportation (“Rail”), mechanical and electrical solutions (“M&E”) and medical (“Medical”) revenue streams.
The vesting schedule for such performance share options is as below:

EPS Threshold	Number of vested options	Months after the grant date
		24 months	36 months	48 months
Annual growth rate over 15% but below 20%	1,160,000	348,000	348,000	464,000
CAGR equals or over 20% but below 25%	Additional 290,000	—	—	290,000
CAGR equals 25% or above	Additional 290,000	—	—	290,000

	Total	348,000	348,000	1,044,000

A summary of the 2015 performance option activity for the year ended June 30, 2020 is as shown below:

2015 Performance Options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding, vested and exercisable at June 30, 2019	306,000	21.75	0.87	—

Expired	306,000

Outstanding, vested and exercisable at June 30, 2020	—	—	—	—

The Company recorded share-based compensation expense relating to the 2015 performance options in the amount of $588
,
 nil and

nil which is included in general and administrative expenses, in fiscal years

2018
,
2019
and
2020
, respectively. As of June 30,
2020
,

there is no unrecognized
 share-based compensation expense related to the 2015 Performance Options.
Restricted shares
On December 10, 2016
, the Company granted 67,500 restricted ordinary shares to certain directors under the 2015 Plan. These restricted shares vest quarterly over a three-year period starting from the directors’ respective service inception date. Fair value of the restricted shares was determined with reference to the market closing price at grant date.
On September 19, 2019
, the Company granted 67,500 restricted ordinary shares to certain directors under the 2015 Plan. These restricted shares vest quarterly over a three-year period starting from the directors’ respective service inception date. Fair value of the restricted shares was determined with reference to the market closing price at grant date.
A summary of the restricted share activity for the year ended June 30, 2020 is as follows:

	Number of restricted shares	Weighted average grant-date fair value
Un-vested at June 30, 2019	18,125	20.09
Granted	67,500	16.06
Vested	22,500	19.31

Un-vested at June 30, 2020	63,125	16.06

The
aggregate
 grant-date fair value of restricted shares vested during the years ended June 30,
2018
,
2019
and
2020
were $452, $452 and $434, respectively. $619, $238 and $410 were recorded in general and administrative expenses as restricted share compensation expenses, for the years ended June 30,
2018
,
2019
and
20
2
0
, respectively. As of June 30,
2020
, the aggregated
unrecognize
d
 compensation expense of $722 related to the restricted shares is expected to be recognized over a weighted-average vesting period of 1.85 years.